Consolidated Balance Sheets Parentheticals (USD $)	Sep. 30, 2011	Dec. 31, 2010
Accounts receivable, allowance	$ 146,317	$ 141,830
Preferred Stock, par or stated value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	1,000,000	1,000,000
Common stock, par or stated value	$ 0.001	$ 0.001
Common stock, shares authorized	99,000,000	99,000,000
Common Stock, shares issued	43,485,700	36,351,500
Common Stock, shares outstanding	43,485,700	36,351,500